Trade and other payables, deposits received and accrued expenses -Aging analysis of trade payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables, deposits received and accrued expenses
Aging analysis of trade payable	¥ 163,000	¥ 20,713
Within 1 year
Trade and other payables, deposits received and accrued expenses
Aging analysis of trade payable	154,930	¥ 20,713
More than 1 year
Trade and other payables, deposits received and accrued expenses
Aging analysis of trade payable	¥ 8,070